CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE LOSS
NET REVENUES	$ 18,346	$ 21,502	$ 31,450	$ 42,077
COST OF REVENUES	8,995	10,590	15,288	20,843
GROSS PROFIT	9,351	10,912	16,162	21,234
RESEARCH AND DEVELOPMENT EXPENSES	1,472	10,328	4,534	17,812
SELLING AND MARKETING EXPENSES	9,273	15,235	21,833	29,130
GENERAL AND ADMINISTRATIVE EXPENSES	7,765	10,235	15,583	17,330
OPERATING LOSS	9,159	24,886	25,788	43,038
FINANCIAL INCOME	1,662	15	1,672	31
FINANCIAL EXPENSES	4,214	4,250	8,123	8,977
FINANCIAL EXPENSES, net	2,552	4,235	6,451	8,946
LOSS AND COMPREHENSIVE LOSS FOR THE PERIOD	$ 11,711	$ 29,121	$ 32,239	$ 51,984
LOSS PER ORDINARY SHARE, basic (U.S. dollars)	$ 0.02	$ 0.06	$ 0.06	$ 0.12
LOSS PER ORDINARY SHARE, diluted (U.S. dollars)	$ 0.02	$ 0.06	$ 0.06	$ 0.12
WEIGHTED AVERAGE OF ORDINARY SHARE (in thousands)	568,308	466,801	546,616	448,411